
[logo - American Funds /(R)/]                The right choice for the long term/(R)/

Limited Term Tax-Exempt Bond Fund of America/SM/

CLASS    TICKER   B......  LTXBX    F-1....  LTXFX
A......  LTEBX    C......  LTXCX    F-2....  LTEFX

 SUMMARY
 PROSPECTUS

 November 1, 2009

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
 BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
 PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED NOVEMBER 1, 2009, ARE INCORPORATED BY REFERENCE
 INTO THIS SUMMARY PROSPECTUS.

 SUMMARY
 PROSPECTUS

 November 1, 2009

Investment objective

The fund's investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 61 of the prospectus and on page 71 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
                                                       SHARE CLASSES
                                                ------------------------------
                                                                        F-1
                                                  A      B      C     AND F-2
------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on         2.50%   none   none     none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)                  5.00%  1.00%     none
 (as a percentage of the amount redeemed)        none
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on          none   none   none     none
 reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                     none   none   none     none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------SHARE CLASSES-----------------

                                  ---A--------B--------C-------F-1-------F-2---

-------------------------------------------------------------------------------

 Management fees                   0.29%    0.29%    0.29%    0.29%     0.29%
-------------------------------------------------------------------------------
 Distribution and/or service       0.30     1.00     1.00     0.25      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                    0.05     0.05     0.10     0.12      0.09*
-------------------------------------------------------------------------------
 Total annual fund operating       0.64     1.34     1.39     0.66      0.38
 expenses

Limited Term Tax-Exempt Bond Fund of America / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $314    $450     $598      $1,028
---------------------------------------------------------------------
 B                                 636     825      934       1,420
---------------------------------------------------------------------
 C                                 242     440      761       1,669
---------------------------------------------------------------------
 F-1                                67     211      368         822
---------------------------------------------------------------------
 F-2*                               39     122      213         480
---------------------------------------------------------------------

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                $136    $425     $734      $1,420
---------------------------------------------------------------------
 C                                 142     440      761       1,669
---------------------------------------------------------------------

* Amount is based on annualized expenses for a partial year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in municipal bonds. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund invests primarily in municipal bonds with quality ratings of A- or better or A3 or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the

              Limited Term Tax-Exempt Bond Fund of America / Summary prospectus

rating categories of BBB and Baa or unrated but determined by the fund's investment adviser to be of equivalent quality. The dollar-weighted average maturity of the fund's portfolio is between three and 10 years.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely

Limited Term Tax-Exempt Bond Fund of America / Summary prospectus


payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999  -0.60%
2000   7.45
2001   5.24
2002   7.81
2003   4.28
2004   2.77
2005   1.57
2006   3.61
2007   3.24
2008  -1.31

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                          3.50%  (quarter ended September 30, 2002)
LOWEST                          -2.06%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2009, was
10.08%.

              Limited Term Tax-Exempt Bond Fund of America / Summary prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes              10/6/93          -3.77%   1.44%    3.11%      3.98%
 - After taxes on                               -3.77    1.44     3.11        N/A
 distributions
 - After taxes on distributions and sale of     -1.25    1.73     3.19        N/A
 fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------------------

 B                               3/15/00      -6.76%   0.90%     3.18%
-------------------------------------------------------------------------
 C                               3/15/01      -3.00    1.18      2.33
-------------------------------------------------------------------------
 F-1                             3/15/01      -1.31    1.93      3.06
-------------------------------------------------------------------------

 INDEXES/1/ (before taxes)             1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/

 Barclays Capital Municipal             4.76%   3.45%    4.38%        4.72%
 Short-Intermediate 1-10 Years Index
 Barclays Capital (7-Year) Municipal    4.59    3.69     4.80         5.13
Bond Index
 Lipper Intermediate Municipal Debt    -1.79    1.86     3.37         4.10
Funds Average
 Class A annualized 30-day yield at July 31, 2009: 2.94%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Barclays Capital Municipal Short-Intermediate 1-10 Years Index and Barclays
 Capital (7-Year) Municipal Bond Index (formerly Lehman Brothers (7-Year)
 Municipal Bond Index) reflect certain market sectors in which the fund may invest. The fund has selected Barclays Capital Municipal Short-Intermediate
 1-10 Years Index to replace Barclays Capital (7-Year) Municipal Bond Index as its broad-based securities market index. The fund's investment adviser believes
 Barclays Capital Municipal Short-Intermediate 1-10 Years Index better reflects the market sectors and securities in which the fund primarily invests. Lipper
 Intermediate Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's primary objective. See the fund's prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Limited Term Tax-Exempt Bond Fund of America / Summary prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 BRENDA S. ELLERIN            13 years         Senior Vice President - Fixed
 President and Trustee                         Income,
                                               Capital Research and Management
                                               Company
 NEIL L. LANGBERG             16 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
---------------------------------------------------------

 TO ESTABLISH AN ACCOUNT                           $250
 TO ADD TO AN ACCOUNT                                50

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN
46206-6007; telephoning (800/421-0180); faxing (317/735-6636) American Funds
Service Company; or accessing our website (americanfunds.com).

              Limited Term Tax-Exempt Bond Fund of America / Summary prospectus

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to the federal alternative minimum tax, interest on certain bonds may be subject to the federal alternative minimum tax. The fund's distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                          Investment Company File No. 811-07888
                                     MFGEIP-943-1109P Litho in USA CGD/RRD/8020
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust